Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,895,418,049.36
Previously Paid Amount	0.00
Total Fee Amount	251,901.37
Total Offset Amount	0.00
Net Fee	$ 251,901.37
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A